CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS
Cash and cash equivalents	$ 14.4	$ 0.3
Accounts receivable, less reserve of $1.5 and $1.5, respectively	188.7	173.0
Accounts receivable - unconsolidated affiliates	1.9	2.5
Accrued unbilled revenues	66.5	59.7
Income taxes receivable	5.8	19.4
Fuel inventories	84.3	79.8
Materials and supplies, at average cost	80.8	81.7
Fuel clause under recoveries	0.0	51.3
Other	54.6	81.8
Total current assets	497.0	549.5
OTHER PROPERTY AND INVESTMENTS
Investment in unconsolidated affiliates	1,160.4	1,158.6
Other	76.7	73.6
Total other property and investments	1,237.1	1,232.2
PROPERTY, PLANT AND EQUIPMENT
In service	11,041.2	10,690.0
Construction work in progress	867.5	495.1
Total property, plant and equipment	11,908.7	11,185.1
Less accumulated depreciation	3,568.8	3,488.9
Net property, plant and equipment	8,339.9	7,696.2
DEFERRED CHARGES AND OTHER ASSETS
Regulatory assets	283.0	404.8
Other	55.7	56.9
Total deferred charges and other assets	338.7	461.7
TOTAL ASSETS	10,412.7	9,939.6
CURRENT LIABILITIES
Short-term debt	168.4	236.2
Accounts payable	230.4	205.4
Dividends payable	66.4	60.4
Customer deposits	80.7	77.7
Accrued taxes	44.5	41.3
Accrued interest	44.0	40.4
Accrued compensation	35.9	45.1
Long-term debt due within one year	249.8	224.7
Fuel clause over recoveries	1.7	0.0
Other	28.7	96.0
Total current liabilities	950.5	1,027.2
LONG-TERM DEBT	2,749.6	2,405.8
DEFERRED CREDITS AND OTHER LIABILITIES
Accrued benefit obligations	192.7	274.8
Deferred income taxes	1,227.8	2,334.5
Regulatory liabilities	1,283.4	299.7
Other	157.6	153.8
Total deferred credits and other liabilities	2,861.5	3,062.8
Total liabilities	6,561.6	6,495.8
COMMITMENTS AND CONTINGENCIES (NOTE 13)
STOCKHOLDERS' EQUITY
Common stockholders' equity	1,114.8	1,105.8
Retained earnings	2,759.5	2,367.3
Accumulated other comprehensive loss, net of tax	(23.2)	(29.3)
Total stockholders' equity	3,851.1	3,443.8
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 10,412.7	$ 9,939.6